CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Electric	$ 1,260,579	$ 1,026,948	$ 3,891,177	$ 3,332,695	$ 3,345,867
Natural gas	579,150	564,927	1,458,636	1,488,570	1,423,276
Other	8,528	10,128	66,520	34,950	47,431
Total operating revenue	1,848,257	1,602,003	5,416,333	4,856,215	4,816,574
Purchased electricity	555,515	381,528	1,383,812	1,196,897	1,110,572
Electric generation fuel	24,640	91,624	332,691	336,725	457,287
Residential exchange	(22,713)	(27,234)	(82,213)	(85,175)	(77,223)
Purchased natural gas	231,987	246,515	555,672	679,433	641,371
Unrealized (gain) loss on derivative instruments, net			0	(33,911)	284,495
Utility operations and maintenance	274,821	232,385	922,224	785,088	735,278
Non-utility expense and other	12,753	15,327	65,189	46,056	56,515
Depreciation and amortization	212,363	210,376	851,328	787,986	751,335
Conservation amortization	57,145	47,880	171,605	137,147	121,340
Taxes other than income taxes	165,512	142,721	460,341	398,773	404,538
Total operating expenses	1,512,023	1,341,122	4,660,649	4,249,019	4,485,508
Operating income (loss)	336,234	260,881	755,684	607,196	331,066
Other income	29,850	33,264	137,488	102,882	66,829
Other expense	(1,074)	(3,516)	(37,161)	(19,566)	(14,765)
AFUDC	6,818	10,087	36,426	37,660	24,687
Interest expense	(123,267)	(112,662)	(468,902)	(432,194)	(381,511)
Income (loss) before income taxes	248,561	188,054	423,535	295,978	26,306
Income tax (benefit) expense	25,729	20,498	54,167	30,723	(27,434)
Net income (loss)	$ 222,832	$ 167,556	$ 369,368	$ 265,255	$ 53,740